UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                 ------------------------------
                                                         OMB APPROVAL
                                                 ------------------------------
                                                 ------------------------------
                                                 OMB Number:         3235-0456
                                                 Expires:      August 31, 2000
                                                 Estimated average burden
                                                 hours per response..........1
                                                 ------------------------------

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
     1.      Name and address of issuer:

             PaineWebber Master Series, Inc.
             51 West 52nd Street
             New York, NY 10019-6114

--------------------------------------------------------------------------------
     2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

             PaineWebber Balanced Fund
                (Class A, B, C and Y shares)

--------------------------------------------------------------------------------
     3.      Investment Company Act File Number:

                811-4448

             Securities Act File Number:

                33-2524

--------------------------------------------------------------------------------
    4(a).    Last day of fiscal year for which this Form is filed:

                  August 31, 2000

--------------------------------------------------------------------------------
    4(b).    |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

     NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
    4(c).  |_|  Check box if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          5.     Calculation of registration fee:

              (i)    Aggregate sale price of securities sold                                       $  36,739,104
                     during the fiscal year pursuant to                                            -------------
                     section 24(f):

              (ii)   Aggregate price of securities redeemed
                     or repurchased during the fiscal year               $ 70,044,941
                                                                         ------------

              (iii)  Aggregate  price  of  securities  redeemed
                     or repurchased during any PRIOR fiscal year
                     ending no earlier than October 1, 1995
                     that were not previously used to reduce
                     registration fees payable to the Commission:        $ 64,047,771
                                                                         ------------


              (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:             $(134,092,712)
                                                                                                  -------------

              (v)    Net sales - if item 5(i) is greater
                     than Item 5(iv) [subtract item 5(iv)                                         $    0
                     from Item 5(i)]:                                                             -------------

              (vi)   Redemption credits available for use in
                     future years  -- if Item 5(i) is less               $ (97,353,608)
                                                                         -------------
                     than Item 5(iv) [subtract Item 5(iv)
                     from Item 5(i)]:

              (vii)  Multiplier for determining registration
                     fee (See Instruction C.9):                                                  = $   0.000264
                                                                                                   ------------

              (viii) Registration  fee due  [multiply  Item 5(v)
                     by Item 5(vii)] (enter "0" if no fee is due):


                                                                                                =  $    0
                                                                                                   ------------

         6.     Prepaid Shares

                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
                Act of 1933 pursuant to rule 24e-2 as in effect  before  October
                11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                47,522,639.

        7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                                + $           0
                                                                                                   ------------

         8.     Total of the amount of the registration fee due plus any interest
                due [line 5(viii) plus line 7]:                                                 = $           0
                                                                                                  -------------


--------------------------------------------------------------------------------
        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                          Method of Delivery:

                                |_| Wire Transfer

                                |_| Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /S/  ANN E. MORAN
                              -------------------------------------------

                              Ann E. Moran
                              -------------------------------------------

                              Vice President and Assistant Treasurer
                              -------------------------------------------

Date:  NOVEMBER 21,  2000
       ------------------

  *Please print the name and title of the signing officer below the signature.